Commitments and Contingencies - Schedule of Future Minimum Payments Under Non-Cancelable Operating Leases (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Commitments and Contingencies Disclosure [Abstract]
2019		¥ 44,808
2020	¥ 10,787	28,629
2021	5,598	26,573
2022 and thereafter	4,086	47,726
2023 and thereafter	3,204
Future minimum payments operating leases	¥ 23,675	¥ 147,736